Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (2,311,128)	$ 3,321,341	$ (705,835)	$ 9,347,530	$ 8,214,568	$ 11,124,257	$ 3,534,554	$ 11,891,223
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization					1,270,462		782,351
Amortization of debt discount							776,515
Amortization of right of use assets					1,748,665		1,389,429
Equity method investment income	(175,696)
Bad debt expense							2,541,676
Gain on forgiveness of notes payable							(358,236)
Loss on extinguishment of notes payable							564,037
Change in net deferred tax provision	(137,524)	24,130			(1,236,478)	159,221	(679,527)	220,619
Change in fair value of warrant liabilities			(194,400)	(8,860,800)	(879,733)	(9,249,600)	4,020,698	(17,043,600)
Accretion of consulting agreement							(282,672)
Change in fair value of contingent consideration					(1,750,000)
Waiver of deferred underwriting fee			(394,100)
Loss on issuance of Private Placement Warrants								3,158,400
Transaction costs associated with issuance of warrants								943,412
Interest earned on marketable securities held in Trust Account			(529,491)	(1,593,801)		(3,796,223)		(26,092)
Changes in operating assets and liabilities:
Prepaid expenses			(7,774)	294,187		349,035		(418,750)
Prepaid income taxes			(8,574)
Accounts payable and accrued expenses			517,602	(81,116)		(365)		316,564
Income taxes payable			(68,061)	204,419		68,061
Accounts receivable					58,657,048		(56,917,965)
Contract assets					28,083,802		(7,547,267)
Factoring reserve							7,593,665
Other prepaid expenses and other current assets					(8,240,557)		(642,563)
Deposits and other assets					(611,840)		(229,693)
Accounts payable					(34,062,717)		10,036,018
Accrued expenses and other current liabilities					(11,095,725)		3,999,874
Accrued freight					(4,063,354)		(1,162,780)
Contract liabilities					(468,209)		468,209
Lease liability					(1,510,325)		(1,391,062)
Net Cash (Used in) Provided by Operating Activities			(1,390,633)	(689,581)	34,055,608	(1,504,835)	(33,504,739)	(1,178,843)
Purchase of property and equipment					(291,608)		(72,001)
Investment of cash in Trust Account			(1,011,064)					(276,000,000)
Equity method investments, net of income					1,987,275
Bank service charge reimbursement			(45)
Acquisition of business, net of cash acquired					8,828,309
Cash withdrawn from Trust Account to pay franchise and income taxes						988,872
Cash withdrawn from Trust Account in connection with redemption			10,781,567			258,680,733
Net cash provided by (used in) investing activities			9,770,458		10,523,976	259,669,605	(72,001)	(276,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable					4,000,000		2,000,000
Proceeds from sale of Units, net of underwriting discounts paid								271,860,000
Repayments of notes payable					(608,333)		(4,473,784)
Proceeds from sale of Private Placement Warrants								5,640,000
Repayments of debt due to related parties, net					(10,647,966)		(414,647)
Advances from related party			2,391,524	689,581		515,963		135,836
Deferred offering costs					(1,913,474)		(506,502)
Proceeds from promissory note – related party								75,000
Revolving credit facility, net					(30,091,224)		38,141,451
Repayment of promissory note – related party								(230,000)
Payment of offering costs								(276,446)
Redemption of common stock			(10,781,567)			(258,680,733)
Net Cash Provided by (Used in) Financing Activities			(8,390,043)	689,581	(39,260,997)	(258,164,770)	34,746,518	277,204,390
Effect of exchange rate on cash and equivalents					3,258
Cash Flows from Financing Activities:
Net Change in Cash			(10,218)		5,321,845		1,169,778	25,547
Cash – Beginning of period	6,744,238	1,422,393	67,944	67,944	1,422,393	67,944	252,615	42,397
Cash – End of period			57,726	67,944	6,744,238	67,944	1,422,393	67,944
Cash Paid During the year for:
Income taxes					1,705,967		3,775,967
Interest					3,733,771		5,632,551
Operating lease asset and liability additions					8,715,190
Cash paid for income taxes			178,000	675,000
Deferred underwriting fee payable								$ 9,660,000
Excise tax liability arising from redemption of shares			107,814
Waiver of deferred underwriting fee			$ 5,622,700
Non-cash consideration paid in business acquisition (Note 2)					25,250,000
Conversion of preferred shares to common stock					111,935		157,088
Issuance of common stock for the conversion of principal net of accrued interest capitalized to principal to notes payable							244,931
Reduction of debt due to exchange of convertible notes for preferred shares Series C & D							4,565,725
Derivative liability recognized related to exchange of convertible notes for preferred shares Series C and D							8,417,296
Unique Logistics International, Inc.
Cash Flows from Operating Activities:
Net (loss) income	(2,311,128)	3,321,341			8,214,568		3,534,554
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	497,450	200,674
Amortization of right of use assets	201,950	314,464
Equity method investment income	(175,696)				(136,656)
Change in net deferred tax provision	187,824	24,130
Change in fair value of warrant liabilities	21,788	(618,948)
Accretion of consulting agreement		(70,668)
Changes in operating assets and liabilities:
Prepaid expenses	1,975,196	(936,269)
Deposits and other noncurrent assets	(497,125)	(563,590)
Accounts receivable	(9,382,076)	10,627,221
Contract assets	268,668	2,791,145
Accounts payable	1,906,315	(7,365,009)
Accrued expenses and other current liabilities	(761,074)	(465,344)
Accrued freight	(1,119,311)	(6,184,504)
Contract liabilities		(468,209)			468,209		(468,209)
Lease liability	(118,379)	(305,270)
Net Cash (Used in) Provided by Operating Activities	(9,305,598)	301,164
Purchase of property and equipment	(87,658)	(68,571)
Net cash provided by (used in) investing activities	(87,658)	(68,571)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	5,497,983
Repayments of debt due to related parties, net	(4,250,001)	(27,989)
Deferred offering costs	(485,973)
Revolving credit facility, net	5,257,188	(1,356,195)
Net Cash Provided by (Used in) Financing Activities	6,019,197	(1,384,184)
Effect of exchange rate on cash and equivalents	3
Cash Flows from Financing Activities:
Net Change in Cash	(3,374,056)	(1,151,591)
Cash – Beginning of period	6,744,238	1,422,393			1,422,393
Cash – End of period	3,370,182	270,802			$ 6,744,238		$ 1,422,393
Cash Paid During the year for:
Income taxes	280,321	110,000
Interest	1,351,972	1,357,685
Operating lease asset and liability additions		328,158
Conversion of Preferred Stock Series D preferred to common		43,981
Conversion of Preferred Stock Series A preferred to common		$ 67,954